REGULATORY FEES (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$) MW	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
REGULATORY FEES
Current	R$ 586,845	R$ 627,611	R$ 653,017
Non-current	744,442	730,303	R$ 721,536
TOTAL	R$ 1,331,287	1,357,914
Value of investments made by concessionaires and permit-holders percentage	2.50%
Value of investments made by concessionaires and permit-holders limited to annual revenue percentage	3.00%
Total installed power capacity (in MW) | MW	24
Concessionaires pay percentage	6.75%
Economic value added by the concessionaire Percentage	1.00%
Research & Development - R&D
REGULATORY FEES
Current	R$ 371,364	397,125
Non-current	744,395	730,246
RGR Share
REGULATORY FEES
Current	67,810	120,162
Non-current	47	57
Compensation for the Use of Water Resources
REGULATORY FEES
Current	101,565	72,212
CDE Share
REGULATORY FEES
Current	19,256	16,579
PROINFA Share
REGULATORY FEES
Current	15,998	11,433
Electricity Service Inspection Fee
REGULATORY FEES
Current	R$ 10,852	R$ 10,100